UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Hock
Title:    Managing Member
Phone:    (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT               February 17, 2009
-----------------------     --------------------------    ----------------------
   [Signature]                     [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

28-01190                        Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $  495,927
                                        (in thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                             COLUMN  2      COLUMN 3    COLUMN 4        COLUMN 5         COL 6    COL 7        COLUMN 8

                                                                 VALUE     SHRS OR   SH/ PUT/   INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRTN   MNGRS  SOLE      SHRD NONE
--------------                    --------------     -----       -------   -------   --- ----   -------   -----  ----      ---- ----
Advocat Inc                        COM              007586100     1,298      435,000 SH         Sole      None     435,000
Aflac Inc                          COM              001055102     1,031       22,500 SH         Sole      None      22,500
Altus Pharmaceuticals Inc          COM              02216N105       263      496,399 SH         Sole      None     496,399
American Express Co                COM              025816109       295       15,900 SH         Sole      None      15,900
Angiodynamics Inc                  COM              03475V101     2,901      211,900 SH         Sole      None     211,900
Angiotech Pharmaceuticals In       COM              034918102       134      515,126 SH         Sole      None     515,126
Apache Corp                        COM              037411105    20,076      269,366 SH         Sole      None     269,366
Arena Pharmaceuticals Inc          COM              040047102       834      200,000 SH         Sole      None     200,000
Baker Hughes Inc                   COM              057224107    28,720      895,531 SH         Sole      None     895,531
Bank Montreal Que                  COM              063671101       715       28,230 SH         Sole      None      28,230
Biomarin Pharmaceutical Inc        COM              09061G101     5,983      336,100 SH         Sole      None     336,100
Boston Scientific Corp             COM              101137107    32,993    4,262,642 SH         Sole      None   4,262,642
BP PLC                             SPONSORED ADR    055622104   118,384    2,532,813 SH         Sole      None   2,532,813
Capital Sr Living Corp             COM              140475104       656      220,100 SH         Sole      None     220,100
Cisco Sys Inc                      COM              17275R102    35,494    2,177,529 SH         Sole      None   2,177,529
Citigroup Inc                      COM              172967101       260       38,700 SH         Sole      None      38,700
Coeur D Alene Mines Corp IDA       COM              192108108        15       16,690 SH         Sole      None      16,690
Comcast Corp New                   CL A             20030N101    73,163    4,334,339 SH         Sole      None   4,334,339
Cooper Cos Inc                     COM NEW          216648402    40,096    2,444,899 SH         Sole      None   2,444,899
Covidien LTD                       COM              G2552X108    44,861    1,237,889 SH         Sole      None   1,237,889
Dr Pepper Snapple Group Inc        COM              26138E109    24,976    1,536,996 SH         Sole      None   1,536,996
Elan plc                           ADR              284131208       900      150,000 SH         Sole      None     150,000
Emageon Inc                        COM              29076V109     1,399      756,300 SH         Sole      None     756,300
Emergency Medical Services Corp    CL A             29100P102     1,098       30,000 SH         Sole      None      30,000
EV3 INC                            COM              26928A200     1,129      185,000 SH         Sole      None     185,000
Everest Re Group Ltd               COM              G3223R108    50,945      669,091 SH         Sole      None     669,091
Fifth Third Bancorp                COM              316773100     8,606    1,041,873 SH         Sole      None   1,041,873
General Electric Co                COM              369604103    50,691    3,129,078 SH         Sole      None   3,129,078
Gold Fields Ltd New                SPONSORED ADR    38059T106    50,303    5,065,779 SH         Sole      None   5,065,779
Hansen Medical Inc                 COM              411307101       609       84,357 SH         Sole      None      84,357
Healthsouth Corp                   COM NEW          421924309    39,177    3,574,533 SH         Sole      None   3,574,533
Hospira Inc                        COM              441060100     4,083      152,250 SH         Sole      None     152,250
Human Genome Sciences Inc          COM              444903108       583      275,000 SH         Sole      None     275,000
Idenix Pharmaceuticals Inc         COM              45166R204     2,119      365,900 SH         Sole      None     365,900
Investors Bancorp Inc              COM              46146P102       698       52,000 SH         Sole      None      52,000
JP Morgan & Chase & Co             COM              46625H100    13,967      442,968 SH         Sole      None     442,968
Kraft Foods Inc                    CL A             50075N104    38,794    1,444,850 SH         Sole      None   1,444,850
Liberty Media Corp New             INT COM SER A    53071M500    58,288    3,334,563 SH         Sole      None   3,334,563
Lorillard Inc                      COM              544147101    30,619      543,370 SH         Sole      None     543,370
Massey Energy Corp                 COM              576206106     7,747      561,751 SH         Sole      None     561,751
Medarex Inc                        COM              583916101       989      177,300 SH         Sole      None     177,300
Merck & Co Inc                     COM              589331107     2,432       80,000 SH         Sole      None      80,000
Microsoft Corp                     COM              594918104    57,114    2,937,939 SH         Sole      None   2,937,939
Molson Coors Brewing Co            CL B             60871R209    46,854      957,774 SH         Sole      None     957,774
Newmont Mining Corp                COM              651639106    46,238    1,136,060 SH         Sole      None   1,136,060
Nitromed Inc                       COM              654798503       801    2,107,949 SH         Sole      None   2,107,949
Noble Energy Inc                   COM              655044105    29,243      594,131 SH         Sole      None     594,131
Northrop Grumman Corp              COM              666807102    28,239      626,980 SH         Sole      None     626,980
Novamed Inc Del                    COM              66986W108       606      175,000 SH         Sole      None     175,000
Onyx Pharmaceuticals Inc           COM              683399109     3,416      100,000 SH         Sole      None     100,000
Oracle Corp                        COM              68389X105    25,703    1,449,662 SH         Sole      None   1,449,662
Panacos Pharmaceuticals Inc        COM              69811Q106       212    1,556,542 SH         Sole      None   1,556,542
People's United Financial Inc      COM              712704105       785       44,000 SH         Sole      None      44,000
Philip Morris Intl Inc             COM              718172109    98,908    2,273,223 SH         Sole      None   2,273,223
Proshares Tr                       PSHS ULTRA FINL  74347R743        66       11,000 SH         Sole      None      11,000
Procter & Gamble Co                COM              742718109       236        3,810 SH         Sole      None       3,810
Protective Life Corp               COM              743674103    32,819    2,287,046 SH         Sole      None   2,287,046
Prudential Financial Inc           COM              744320102    39,305    1,298,900 SH         Sole      None   1,298,900
Psychiatric Solutions Inc          COM              74439H108     3,621      130,000 SH         Sole      None     130,000
Rite Aid Corp                      COM              767754104       368    1,187,500 SH         Sole      None   1,187,500
Taiwan Semiconductor Mfg Ltd       SPONSORED ADR    874039100    10,487    1,327,500 SH         Sole      None   1,327,500
Torchmark Corp                     COM              891027104    58,388    1,306,215 SH         Sole      None   1,306,215
Vodafone Group PLC New             SPONS ADR NEW    92857W209   129,702    6,345,481 SH         Sole      None   6,345,481
Wal Mart Stores Inc                COM              931142103       322        5,750 SH         Sole      None       5,750
Wyeth                              COM              983024100    91,548    2,440,623 SH         Sole      None   2,440,623
Zymogenetics Inc                   COM              98985T109       630      210,000 SH         Sole      None     210,000
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